Property and equipment, net	12 Months Ended
Dec. 31, 2014
Property and equipment, net [Abstract]
Property and equipment, net
9.	Property and equipment, net

Property and equipment consists of the following:

	As of December 31,
	2013	2014
	RMB'000	RMB'000
Gross carrying amount:
Servers, computers and equipment	5,338	13,807
Furniture, fixtures and office equipment	1,087	2,209
Leasehold improvements	4,227	5,488
Motor vehicles	214	614
Total of gross carrying amount	10,866	22,118
Less: accumulated depreciation	(2,182)	(6,217)
Property and equipment, net	8,684	15,901

Depreciation expenses for the years ended December 31, 2012, 2013 and 2014 were RMB428,000, RMB1,788,000 and RMB4,035,000, respectively.